Segmental analysis - Reported external net operating income by country/territory (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenue and other operating income	[1],[2]	$ 66,058	$ 50,620	$ 49,552
Previously stated
Disclosure of geographical areas [line items]
Revenue and other operating income			51,727	49,552
– UK
Disclosure of geographical areas [line items]
Revenue and other operating income		11,027	11,710
– UK | Previously stated
Disclosure of geographical areas [line items]
Revenue and other operating income				10,909
– Hong Kong
Disclosure of geographical areas [line items]
Revenue and other operating income		20,185	15,454
– Hong Kong | Previously stated
Disclosure of geographical areas [line items]
Revenue and other operating income				14,245
– US
Disclosure of geographical areas [line items]
Revenue and other operating income		3,816	3,893
– US | Previously stated
Disclosure of geographical areas [line items]
Revenue and other operating income				3,795
– France
Disclosure of geographical areas [line items]
Revenue and other operating income		4,208	(177)
– France | Previously stated
Disclosure of geographical areas [line items]
Revenue and other operating income				2,179
– other countries/territories
Disclosure of geographical areas [line items]
Revenue and other operating income		$ 26,822	$ 19,740
– other countries/territories | Previously stated
Disclosure of geographical areas [line items]
Revenue and other operating income				$ 18,424

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

[2]	Net operating income before change in expected credit losses and other credit impairment charges also referred to as revenue.